Employee Option Plans (Details 3) - Sapiens [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding | shares	2,055,182
Weighted Average remaining contractual Term (In Years)	3 years 9 months 18 days
Weighted average exercise price	$ 9.86
Options Exercisable | shares	829,133
Weighted Average Exercise price of Options Exercisable	$ 8.31
Exercise Price Range 0.88-1.48 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	0.88
Ranges of exercise price, upper limit	$ 1.48
Options outstanding | shares	25,703
Weighted Average remaining contractual Term (In Years)	1 year 2 months 5 days
Weighted average exercise price	$ 1.08
Options Exercisable | shares	25,703
Weighted Average Exercise price of Options Exercisable	$ 1.08
Exercise Price Range 4.12-5.67 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	4.12
Ranges of exercise price, upper limit	$ 5.67
Options outstanding | shares	103,000
Weighted Average remaining contractual Term (In Years)	9 months 29 days
Weighted average exercise price	$ 5.62
Options Exercisable | shares	103,000
Weighted Average Exercise price of Options Exercisable	$ 5.62
Exercise Price Range 6.32-6.91 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	6.32
Ranges of exercise price, upper limit	$ 6.91
Options outstanding | shares	45,750
Weighted Average remaining contractual Term (In Years)	1 year 5 months 20 days
Weighted average exercise price	$ 6.67
Options Exercisable | shares	38,250
Weighted Average Exercise price of Options Exercisable	$ 6.74
Exercise Price Range 7.82 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price	$ 7.82
Options outstanding | shares	300,000
Weighted Average remaining contractual Term (In Years)	2 years 4 months 2 days
Weighted average exercise price	$ 7.82
Options Exercisable | shares	300,000
Weighted Average Exercise price of Options Exercisable	$ 7.82
Exercise Price Range 8.67-9.18 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	8.67
Ranges of exercise price, upper limit	$ 9.18
Options outstanding | shares	95,000
Weighted Average remaining contractual Term (In Years)	3 years 5 months 23 days
Weighted average exercise price	$ 9.1
Options Exercisable | shares	40,000
Weighted Average Exercise price of Options Exercisable	$ 9.18
Exercise Price Range 9.33-9.8 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	9.33
Ranges of exercise price, upper limit	$ 9.8
Options outstanding | shares	413,229
Weighted Average remaining contractual Term (In Years)	4 years 3 months 29 days
Weighted average exercise price	$ 9.53
Options Exercisable | shares	157,180
Weighted Average Exercise price of Options Exercisable	$ 9.44
Exercise Price Range 10.18-10.81 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	10.18
Ranges of exercise price, upper limit	$ 10.81
Options outstanding | shares	217,500
Weighted Average remaining contractual Term (In Years)	3 years 5 months 12 days
Weighted average exercise price	$ 10.46
Options Exercisable | shares	112,500
Weighted Average Exercise price of Options Exercisable	$ 10.4
Exercise Price Range 11.43-12.53 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	11.43
Ranges of exercise price, upper limit	$ 12.53
Options outstanding | shares	810,000
Weighted Average remaining contractual Term (In Years)	4 years 9 months 11 days
Weighted average exercise price	$ 11.54
Options Exercisable | shares	33,750
Weighted Average Exercise price of Options Exercisable	$ 12.27
Exercise Price Range 12.62-13.5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of exercise price, lower limit	12.62
Ranges of exercise price, upper limit	$ 13.5
Options outstanding | shares	45,000
Weighted Average remaining contractual Term (In Years)	3 years 9 months 11 days
Weighted average exercise price	$ 12.91
Options Exercisable | shares	18,750
Weighted Average Exercise price of Options Exercisable	$ 12.8